Operating revenue (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Information by Type of Service Rendered
By type of service provided

	Year ended December 31, 2020	Percentage	Year ended December 31, 2019	Percentage	Year on Year Variation
Domestic
Passenger	511,839	30%	$2,000,222	43%	(1,488,383)
Cargo and mail	294,312	17%	285,802	6%	8,510

	806,151	47%	2,286,024	49%	(1,479,873)

International
Passenger	492,144	29%	1,904,542	41%	(1,412,398)
Cargo and mail	278,302	16%	282,576	6%	(4,274)

	770,446	45%	2,187,118	47%	(1,416,672)

Other (1)	134,988	8%	148,354	4%	(13,366)

Total operating revenues	1,711,585	100%	$4,621,496	100%	(2,909,911)

	Year ended December 31, 2019	Percentage	Year ended December 31, 2018	Percentage	Year on Year Variation
Domestic
Passenger	$2,000,222	43%	$2,001,825	41%	(1,603)
Cargo and mail	285,802	6%	303,343	6%	(17,541)

	2,286,024	49%	2,305,168	47%	(19,144)

International
Passenger	1,904,542	41%	2,072,566	42%	(168,024)
Cargo and mail	282,576	6%	315,433	7%	(32,857)

	2,187,118	47%	2,387,999	49%	(200,881)

Other (1)	148,354	4%	197,663	4%	(49,309)

Total operating revenues	$4,621,496	100%	$4,890,830	100%	(269,334)

Summary of Other Operating Revenues
Other operating revenue for the years ended December 31, 2020, 2019 and 2018 is as follows:

	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018
Frequent flyer program	$48,207	$40,794	$46,376
Ground operations (a)	6,032	18,448	23,592
Leases	619	11,590	22,610
Maintenance	10,350	8,162	58,032
Interline	742	2,087	2,025
Other (b)	69,038	67,273	45,028

	$134,988	$148,354	$197,663

(a)	Group provides services to other airlines at main hub airports.

(b)	Corresponds mainly to income from penalties, distribution of dividends received, additional services and the amortization of sale and leaseback.

Summary Of Significant Changes In Contract Assets And Contract Liabilities
The following table provides information on accounts receivable, assets and liabilities of contracts with customers:

	Notes	December 31, 2020	December 31, 2019
Net of accounts receivable	9	$130,009	$215,673
Prepaid compensation customers	12	1,870	13,768
Air traffic responsibility	22	(399,184)	(337,363)
Deferred frequent flyer income	22	(452,815)	$(417,632)